Income Taxes (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Income Taxes [Line Items]
Domestic loss	$ (4,442,000)	$ (8,849,000)
Foreign income (loss)	179,000	0
Consolidated net loss before income tax expense	$ (4,263,000)	$ (8,849,000)